CASH AND CASH EQUIVALENTS AND SHORT TERM INVESTMENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

20. CASH AND CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents consist of the following:

	March 31, 2026	March 31, 2025
	$	$
Cash at bank and in hand:

GBP	1,147,544	21,829
EURO	149,063	5,308
USD	13,297,661	1,533,765

	14,594,268	1,560,902

Short term investments consist of the following:

	March 31, 2026	March 31, 2025
	$	$
Cash deposits with original maturities exceeding three months :

GBP	-	-
EURO	-	-
USD	6,000,000	-

	6,000,000	-